Note 21 - Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
ASSETS
Cash	$1,895	$2,101
Investments available for sale	78	86
Investment in subsidiaries	42,420	38,373
Property and equipment, net	1,871	1,885
Other assets	78	73
Total assets	$46,342	$42,518
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	$1,768	$1,396
Junior subordinated debentures	10,310	10,310
Shareholders’ equity	34,264	30,812
Total liabilities and shareholders’ equity	$46,342	$42,518

Schedule of Condensed Income Statement [Table Text Block]
(Dollars in thousands)	For the years ended December 31,
	2012	2011
Income
Other	$-	$136
Expenses	(643)	(663)
Loss before income taxes	(643)	(527)
Income tax expense	-	(940)
Loss before equity in undistributed net income (loss) of subsidiaries	(643)	(1,467)
Equity in undistributed net income (loss) of subsidiaries	4,161	(15,013)
Net income (loss)	$3,518	$(16,480)

Schedule of Condensed Cash Flow Statement [Table Text Block]
(Dollars in thousands)	For the years ended December 31,
	2012	2011
Operating Activities
Net income (loss)	$3,518	$(16,480)
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed net (income) losses of subsidiaries	(4,161)	15,013
Depreciation	16	19
Decrease in deferred taxes	-	1,130
Increase in other assets	(5)	(1)
Increase in other liabilities	372	186
Net cash used by operating activities	(260)	(133)
Investing activities
Capital contributions to subsidiaries	-	(221)
Decrease in loans, net	-	-
Purchase of property and equipment	-	(7)
Net cash used by investing activities	-	(228)
Financing activities
Decrease in other borrowings	-	-
Net proceeds from issuance of stock	54	124
Net cash provided by financing activities	54	124
Net change in cash	(206)	(237)
Cash, beginning of year	2,101	2,338
Cash, end of year	$1,895	$2,101

Schedule of Quarterly Financial Information [Table Text Block]
2012	Low	High
Fourth Quarter	$3.57	$5.10
Third Quarter	$1.91	$3.70
Second Quarter	$1.27	$2.26
First Quarter	$1.17	$1.48
2011
Fourth Quarter	$1.15	$1.66
Third Quarter	$1.43	$2.74
Second Quarter	$2.42	$2.88
First Quarter	$2.21	$2.81